SUMMARY OF COMPENSATION EXPENSE RECOGNIZED FOR SHARE-BASED AWARDS (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
—Share options	[1]	¥ 6,568	¥ 7,160

[1]	Share options